Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Jul. 31, 2012	Jan. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Noncash aquisition - increase in inventory (in Dollars)	$ 43,700	$ 9,500	$ 43,700	$ 9,500
Noncash aquisition - increase in non-recourse land mortgages (in Dollars)	20,600	18,500	20,600	18,500
Noncash aquisition - increase (decrease) in accounts payable and other liabilities (in Dollars)	$ 13,200	$ 9,000	$ 13,200	$ (9,000)